Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001401040
Registrant Name	DiaMedica Therapeutics Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES